Financial Assets and Liabilities - Fair Value Movement of Contingent Consideration (Details) - Level 3 £ in Thousands	12 Months Ended
Jun. 30, 2023 GBP (£)
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning of the year £’000	£ 8,514
Additions £’000	14,771
Payments £'000	(111)
Remeasurement and discount unwind £'000	(10,418)
Foreign exchange impact £'000	(1,297)
End of the year £'000	£ 11,459